Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

17. Related party transactions

The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Tonglu Tongze Logistics Ltd. and its subsidiaries	Majority equity interests held by the employees of the Company
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Company
Shanghai Kuaibao Network Technology Ltd.	The Company’s equity investee
ZTO Lianshang Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Supply Chain Management Co., Ltd. and its subsidiaries (1)	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
Hangzhou Tonglu Hengze Investment Co., Ltd.	Controlled by vice president of the Company
Ningbo Haitaotong International Logistics Co., Ltd.	The Company’s equity investee
Zto ES Holding Limited.	Entity controlled by chairman of the Company

(1)          In June 2018, ZTO LTL went through a restructuring and as a result, became a wholly owned subsidiary of ZTO Freight (Cayman) Inc. (“ZTO Freight”), a newly established Cayman company by shareholders of ZTO LTL. The Company holds 18% equity in ZTO Freight after the restructuring. The Company contributed additional investment in ZTO Freight by USD19,000 (approximate to RMB130,150) and its equity interest decreased to 17.7% due to the additional capital contributions from other shareholders in 2018.

17. Related party transactions (Continued)

(a)         The Company entered into the following transactions with its related parties:

Transactions	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Revenues:
Transportation revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	—	—	32,699
Advertisement revenue from Shanghai Kuaibao Network Technology Ltd.	—	—	2,936
Transportation revenue from Ningbo Haitaotong International Logistics Co., Ltd.	—	—	717
Transportation revenue from ZTO Lianshang Technology Co., Ltd. and its subsidiaries	—	—	14
	—	—	36,366
Cost of revenues:
Transportation service fees paid to Tonglu Tongze Logistics Ltd. and its subsidiaries	809,415	547,500	479,124
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	35,421	40,280	63,808
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	43,064	90,051	212,513
	887,900	677,831	755,445
Other income:
Gain on disposal of subsidiary from ZTO Lianshang Technology Co., Ltd. and its subsidiaries	—	12,904	—
Rental income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	9,436	11,103	17,979
Rental income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	—	—	97,393
Interest income related to financing receivables from ZTO Lianshang Technology Co., Ltd. and its subsidiaries	—	—	963
	9,436	24,007	28,681

17. Related party transactions (Continued)

(b)          The Company had the following balances with its related parties:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due to
Tonglu Tongze Logistics Ltd. and its subsidiaries	45,483	20,655
Shanghai Mingyu Barcode Technology Ltd.	17,237	16,906
ZTO Supply Chain Management Co., Ltd.	69,496	1,165
Others	—	217
Total	132,216	38,943

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2018 and 2019, respectively.

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	—	37,266
ZTO Lianshang Technology Co., Ltd. and its subsidiaries (2)	—	20,221
Hangzhou Tonglu Hengze Investment Co., Ltd. (3)	—	10,000
Shanghai Kuaibao Network Technology Ltd. (3)	6,600	6,512
Others	—	313
Total	6,600	74,312
(1)	The amount comprised loan to related parties with no interest bearing and accounts receivable generated from the transportation service provided by the Company.
(2)	Mainly comprised financing receivable from ZTO Lianshang Technology Co., Ltd. and its subsidiaries, refer to Note 17(a).
(3)	Amounts due from related parties were loans to related parties with no interest bearing.